PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Depreciable property, plant and equipment	$ 24,148,192	$ 24,867,176	$ 32,911,969
Less: Accumulated depreciation and amortization	(23,964,362)	(24,848,408)	(28,677,350)
Net property, plant and equipment	183,830	18,768	4,234,619
Buildings
Property Plant And Equipment [Line Items]
Depreciable property, plant and equipment			5,828,960
Furniture, fixtures, computer hardware/software
Property Plant And Equipment [Line Items]
Depreciable property, plant and equipment	437,532	489,421	489,421
Manufacturing machinery and equipment
Property Plant And Equipment [Line Items]
Depreciable property, plant and equipment	23,607,580	24,377,755	$ 26,593,588
Manufacturing Machinery And Equipment In Progress
Property Plant And Equipment [Line Items]
Depreciable property, plant and equipment	$ 103,080	$ 24,377,755